General - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of operating segments	1
Number of Reportable segment	1
Trade receivables | $	$ 271.8	$ 236.6
Revenue | Credit Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	40.00%	39.00%	37.00%
Revenue | First Channel Partner | Credit Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	16.00%	17.00%	18.00%
Revenue | Second Channel Partner | Credit Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	24.00%	22.00%	19.00%